Income and related expenses (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income And Related Expenses
Interchange fees	$ 917,373	$ 471,505	$ 254,327
Recharge fees	77,469	48,378	15,287
Rewards revenue	22,438	26,857	23,524
Late fees	104,499	49,951	31,237
Other fee and commission income	115,239	65,766	29,836
Customer Program ("NuSócios") (note 1b)		(11,180)
Total fee and commission income	$ 1,237,018	$ 651,277	$ 354,211